Condensed Statements of Cash Flows (Unaudited) - USD ($)	7 Months Ended	9 Months Ended	10 Months Ended
	Sep. 30, 2023	Sep. 30, 2024	Dec. 31, 2023
Cash Flows from Operating Activities:
Net income	$ 3,681,499	$ 7,474,229	$ 6,748,069
Adjustments to reconcile net income to net cash used in operating activities:
Formation costs paid by Sponsor in exchange for issuance of Class B ordinary shares	5,845		5,845
Dividend income earned on marketable securities held in Trust Account	(4,329,480)	(10,167,128)	(7,721,518)
Changes in operating assets and liabilities:
Prepaid expenses	(30,723)	(19,919)	(9,783)
Prepaid insurance	(335,917)	162,166	(205,604)
Accounts payable and accrued expenses	197,693	1,791,188	234,985
Net cash used in operating activities	(811,083)	(759,464)	(948,006)
Cash Flows from Investing Activities:
Investment of cash into Trust Account	(251,250,000)		(251,250,000)
Net cash provided by (used in) investing activities	(251,250,000)		(251,250,000)
Cash Flows from Financing Activities:
Proceeds from sale of Units, net of underwriting discounts paid	245,600,000		245,600,000
Proceeds from sale of private placements warrants	7,650,000		7,650,000
Proceeds from convertible promissory note – related party		700,000
Repayment of promissory note – related party	(179,665)		(179,665)
Refund of offering costs included in accrued offering costs			75,000
Payment of offering costs	(671,664)	(75,000)	(671,664)
Net cash provided by (used in) financing activities	252,398,671	625,000	252,473,671
Net Change in Cash	337,588	(134,464)	275,665
Cash – Beginning of period		275,665
Cash – End of period	337,588	141,201	275,665
Supplemental disclosure of cash flow information:
Deferred offering costs paid by Sponsor in exchange for issuance of Class B ordinary shares	11,000		11,000
Prepaid services contributed by Sponsor in exchange for issuance of Class B ordinary shares	8,607		8,155
Deferred offering costs paid through promissory note – related party	179,213		179,213
Accretion of Class A ordinary shares to redemption value	25,850,159	10,167,128	29,242,197
Deferred underwriting fee payable	13,100,000		13,100,000
Forfeiture of Founder Shares	$ 8		8
Formation costs paid by Sponsor in exchange for issuance of Class B ordinary shares			$ 5,845